Commitments and contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Guarantees - general
Maximum potential payments	$ 276	$ 422
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period	1,291	1,324
Warranties assumed through acquisitions	111	4
Claims paid in cash or in kind	(294)	(219)
Net increase to provision for changes in estimates, warranties issued and warranties expired	245	149
Exchange rate differences	9	33
Product warranties at end of period	1,362	1,291
Performance guarantees
Guarantees - general
Maximum potential payments	149	149
Performance guarantees | Power Generation business, Alstom SA
Guarantees - general
Maximum potential payments	65	78
Performance guarantees | Projects executed as a member of consortium | Minimum
Guarantees - general
Original maturity of performance guarantees	1 year
Performance guarantees | Projects executed as a member of consortium | Maximum
Guarantees - general
Maximum potential payments	70	57
Original maturity of performance guarantees	6 years
Financial guarantees
Guarantees - general
Maximum potential payments	77	83
Guarantee obligations, companies with current or former equity interest held by ABB	15	19
Indemnification guarantees
Guarantees - general
Maximum potential payments	50	190
Indemnification guarantees | Lummus guarantees
Guarantees - general
Maximum potential payments	50	50
Indemnification guarantees | Jorf Lasfar Energy Company S.C.A. guarantees
Guarantees - general
Maximum potential payments		140
Additional obligations with respect to guarantee	$ 0